CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 3,834	$ 6,266
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,942	7,333
Stock-based compensation	2,073	3,888
Accrued severance pay, net	(76)	60
Deferred taxes, net	(4,233)	1,724
Increase in trade receivables, net	(9,234)	(17,734)
Decrease in contract assets	16,552	2,982
Decrease in other assets and other adjustments (including current, long-term and effect of exchange rate changes on cash, cash equivalents and restricted cash)	11,754	5,512
Decrease in inventories, net	96	974
Increase (decrease) in trade payables	(14,690)	3,579
Decrease in accrued expenses	(4,587)	(2,229)
Decrease in advances from customers and deferred revenues	(15,426)	(9,486)
Increase (decrease) in other liabilities	2,526	(2,177)
Net cash provided by (used in) operating activities	(1,469)	692
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(4,256)	(2,650)
Investment in other asset	(3,500)	0
Acquisition of subsidiary, net of cash acquired	(104,943)	0
Net cash used in investing activities	(112,699)	(2,650)
Cash flows from financing activities:
Repayment of credit facility, net	0	(7,453)
Repayments of short-term debts	0	(1,340)
Proceeds from short-term debts	0	1,469
Proceeds from long-term loan, net of associated costs	58,970	0
Repayment of long-term loan	(750)	0
Net cash provided by (used in) financing activities	58,220	(7,324)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,116	(718)
Decrease in cash, cash equivalents and restricted cash	(54,832)	(10,000)
Cash, cash equivalents and restricted cash at the beginning of the period	120,249	104,751
Cash, cash equivalents and restricted cash at the end of the period (a)	$ 65,417	$ 94,751